SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2025 HKD ($)	Jan. 31, 2023 HKD ($)
Product Information [Line Items]
Convenience translation			$ 1	$ 7.7833
Impairment of long-lived assets				0		$ 0	$ 0
Investment						8,500,000			$ 15,647,738
Redeemed investment						48,253,736
Gain on sale of investments					$ 142,099	1,105,998
Employee and employer contribution percentage			5.00%	5.00%
Relevant salary income			$ 3,854	$ 30,000
Defined contribution plan, cost			$ 37,510	$ 291,956		$ 286,900	282,650
Repayments of related party							$ 96,700
Dilutive shares | shares			0	0	0	0	0
Foreign deposits default compensation amount	$ 102,784	$ 800,000	$ 64,240	$ 500,000
Cash			15,511,392			$ 127,511,687		$ 120,729,816
Deposits			$ 440,804					$ 3,430,907
IPO Sponsorship Services [Member]
Product Information [Line Items]
Discretionary bonus				0		0	$ 1,500,000
FA Services [Member]
Product Information [Line Items]
Discretionary bonus				$ 150,000		$ 2,500,000